Virtus Institutional Trust

Supplement dated March 31, 2011 to the Prospectus

dated May 1, 2010

IMPORTANT NOTICE TO INVESTORS

Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. will become sub-transfer agent for Virtus Mutual Funds. Accordingly, all references to the address of the fund for purposes of sending purchase payments, redemption requests and other communications are being changed as described below. These changes will be effective beginning on April 18, 2011.

HOW TO BUY SHARES

Under the subheading “Through the Mail” the address to which purchase payments should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

HOW TO SELL SHARES

Under the subheading “Through the Mail” the address to which redemption requests should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

ACCOUNT POLICIES AND OTHER INFORMATION

Under the subheading “Exchange Privileges,” the address to which exchange requests should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

Additionally, the return address on the back page of the fund’s summary prospectus and statutory prospectus should read: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

Investors should retain this supplement with the Prospectus for future reference.

VInsT 8002/SubTA Changes (3/11)

Virtus Institutional Trust

Supplement dated March 31, 2011 to the Statement of Additional Information (“SAI”) dated May 1, 2010

IMPORTANT NOTICE TO INVESTORS

Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. will become sub-transfer agent for Virtus Mutual Funds. Accordingly, all references to the sub-transfer agent and to the address of the fund for purposes of sending purchase payments, redemption requests and other communications are being changed as described below. These changes will be effective beginning on April 18, 2011.

1.	In the last sentence of the first paragraph under “How to Buy Shares,” the address to which completed applications should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

2.	In the second paragraph under “How to Buy Shares,” the references to State Street Bank and Trust Company are changed to references to the fund’s Sub-Transfer Agent.

3.	In the third paragraph under “Telephone Exchange Privileges” in the section “How to Buy Shares,” the address to which exchange requests should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

4.	In the first paragraph under “How to Redeem Shares,” the address to which redemption requests should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

5.	The last paragraph under “Administrative Services” in the section “The Distributor” is deleted in its entirety.

6.	Additionally, the disclosure in the second paragraph under the subheading “Custodian and Transfer Agent” in the section “Additional Information,” is revised to replace the name of the current subagent with BNY Mellon Investment Servicing (US), Inc.

7.	All references in the SAI to Boston Financial Data Services or BFDS are revised to reference BNY Mellon Investment Servicing (US), Inc.

Investors should retain this supplement with the SAI for future reference.

VInsT 8002B /SubTA Changes SAI (3/11)